Cover	12 Months Ended
Sep. 30, 2018 shares
Cover [Abstract]
Entity Registrant Name	UMeWorld Ltd
Entity Central Index Key	0001114936
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	No
Document Period End Date	Sep. 30, 2018
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	104,524,189
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	No
Document Shell Company Report	false